SEGMENT - Reportable segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SEGMENT
Total profit	¥ 471,987	$ 68,432	¥ 381,796	¥ 238,914
Sales and marketing expenses	(104,835)	(15,200)	(69,266)	(49,904)
General and administrative expenses	(201,007)	(29,143)	(236,713)	(76,553)
Research and development expenses	(555,179)	(80,493)	(368,435)	(229,653)
Other operating income, net	10,817	1,568	27,333	15,384
Interest income	58,734	8,516	32,584	20,925
Foreign exchange (loss) gain	20,858	3,024	(13,275)	(25,696)
Other (loss) income, net	(2,161)	(313)	118	(828)
Net loss before income tax and share of loss in equity method investments	(300,786)	$ (43,609)	(245,858)	(107,411)
Reportable segments
SEGMENT
Total profit	471,987		381,796	238,914
Sales and marketing expenses	(104,835)		(69,266)	(49,904)
General and administrative expenses	(201,007)		(236,713)	(76,553)
Research and development expenses	(555,179)		(368,435)	(229,653)
Other operating income, net	10,817		27,333	15,384
Interest income	58,734		32,584	20,925
Foreign exchange (loss) gain	20,858		(13,275)	(25,696)
Other (loss) income, net	(2,161)		118	(828)
Net loss before income tax and share of loss in equity method investments	¥ (300,786)		¥ (245,858)	¥ (107,411)